Employee future benefits	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Employee future benefits

8.	Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Six months ended June 30, 2025			Year ended December 31, 2024
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,316	87	22,403	22,136
Current service cost	39	(40)	(1)	59
Interest cost	402	2	404	471
Actuarial loss (gain) from changes in financial assumptions	(1,239)	(1)	(1,240)	1,186
Benefits paid	(394)	(1)	(395)	(496)
Impact of foreign exchange rate changes	2,251	9	2,260	(953)
Balances – End of the period	23,375	56	23,431	22,403

Change in plan assets
Balances – Beginning of the period	10,669	-	10,669	10,972
Interest income from plan assets	193	-	193	236
Employer contributions	17	-	17	23
Employee contributions	5	-	5	7
Benefits paid	(143)	-	(143)	(149)
Remeasurement of plan assets	-	-	-	28
Unrecognized Asset due to Asset Ceiling	(317)	-	(317)	-
Impact of foreign exchange rate changes	1,201	-	1,201	(448)
Balances – End of the period	11,625	-	11,625	10,669

Net liability of the unfunded plans	11,750	56	11,806	11,165
Net liability of the funded plans	-	-	-	569
Net amount recognized as Employee future benefits	11,750	56	11,806	11,734

Amounts recognized:
In net loss	243	(39)	204	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,239	-	1,239	(1,157)

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 3.90% as of June 30, 2025, and 3.40% as of December 31, 2024, causing the variances in the actuarial gain on defined benefit plan during the six months ended June 30, 2025.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)